Debt (Details) - Schedule of debt - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt (Details) - Schedule of debt [Line Items]
Total secured loans	$ 88,290	$ 43,591
Unamortized discounts and debt issuance costs	(1,710)	(437)
Total other debt	152,625	143,000
Unamortized discounts and debt issuance costs	(3,375)	(3,000)
ROAR 1 SPV Credit Facility [Member]
Debt (Details) - Schedule of debt [Line Items]
Total other debt	83,000	78,000
ROAR 2 SPV Credit Facility [Member]
Debt (Details) - Schedule of debt [Line Items]
Total other debt	73,000	68,000
First Lien Loan [Member]
Debt (Details) - Schedule of debt [Line Items]
Total secured loans		24,028
Second Lien Loan [Member]
Debt (Details) - Schedule of debt [Line Items]
Total secured loans		20,000
Monroe Term Loan [Member]
Debt (Details) - Schedule of debt [Line Items]
Total secured loans	$ 90,000